Investment in joint ventures	12 Months Ended
Dec. 31, 2018
Investment in joint venture
Investment in joint ventures

21.Investment in joint venture

The Group has a single joint venture: Flocktory Ltd with subsidiaries (see Note 6). Three parties exercising joint control over this entity make unanimous decisions on major issues, including distribution and payment of dividends.

The Group’s interest in Flocktory joint venture is accounted for using the equity method in the consolidated financial statements.

The following table illustrates summarized financial information of the Group’s investment in Flocktory joint venture:

	As of	As of
	December 31,	December 31,
	2017	2018
Joint venture companies’ statement of financial position:
Non-current assets	666	598
Current assets	125	191
including cash and cash equivalents	80	144
Current liabilities	(11)	(20)
including financial liabilities	(9)	(18)
Net assets	780	769
Group’s share (82%) of net assets	640	631

Goodwill	192	205
Carrying amount of investment in joint venture company	832	836

Joint venture’ revenue and net income for the years ended December 31 was as follows:

	2017	2018
Revenue	187	332
Cost of revenues	(79)	(142)
Other income and expenses, net	(107)	(200)
including depreciation and amortization	(59)	(79)
Total net loss	1	(10)
Group’s share (82%) of total net loss	1	(8)

The Group did not identify any impairment indicators regarding its investment in Flocktory joint venture as at December 31, 2018 and December 31, 2017.